Discontinued Operations - Condensed consolidated balance sheets (Details) - USD ($) $ in Thousands	Jul. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts of assets included as part of discontinued operations:
Cash	$ 426	$ 1,545
Accounts receivable, net of allowance	1,015	1,292
Other current assets	57	1,665
Total current assets of discontinued operations	1,498	4,502	$ 6,534
Total non-current assets of discontinued operations			9,272
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations		14
Accounts payable	32	559
Accrued expenses		1,475
Total current liabilities of discontinued operations	$ 32	2,048	3,365
Total non-current liabilities of discontinued operations			$ 1,793
Discontinued Operations, Disposed of by Sale
Carrying amounts of assets included as part of discontinued operations:
Cash		1,545
Accounts receivable, net of allowance		1,292
Other current assets		1,665
Total current assets of discontinued operations		4,502
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations		14
Accounts payable		559
Accrued expenses		1,475
Total current liabilities of discontinued operations		$ 2,048